Other Liabilities	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities

12. Other Liabilities
12.A Composition of Other Liabilities
Other liabilities consist of the following:

As at December 31,	2019	2018
Accounts payable	$1,903	$2,045
Bank overdrafts and cash pooling	30	104
Repurchase agreements (Note 5)	1,850	1,824
Accrued expenses and taxes	3,251	3,137
Borrowed funds(1)	320	188
Senior financing(2)	1,967	2,066
Accrued post-retirement benefit liability (Note 25)	675	651
Secured borrowings from mortgage securitization (Note 5)	1,715	1,453
Lease liabilities	902	—
Put option liability (Note 5)	956	—
Deferred payments liability	438	—
Other	930	685
Total other liabilities	$14,937	$12,153

(1) The change in Borrowed funds relates to net cash flow changes of $132 in 2019 ($(40) in 2018) and foreign exchange rate movements of $nil in 2019 ($1 in 2018).
(2) The change in Senior financing relates to foreign exchange rate movements of $(99) in 2019 ($161 in 2018).
12.B Borrowed Funds
Borrowed funds include the following:

As at December 31,	Currency of borrowing	Maturity	2019	2018
Encumbrances on real estate	Cdn. dollars	Current – 2033	$320	$177
Encumbrances on real estate	U.S. dollars	Current – 2020	—	11
Total borrowed funds			$320	$188

Interest expense for the borrowed funds was $13 and $10 for 2019 and 2018, respectively. The aggregate maturities of borrowed funds are included in Note 6.
12.C Senior Financing
On November 8, 2007, a structured entity consolidated by us issued a US$1,000 variable principal floating rate certificate (the
“Certificate”) to a financial institution (the “Lender”). At the same time, Sun Life Assurance Company of Canada-U.S. Operations
Holdings, Inc. (“U.S. Holdings”), a subsidiary of SLF Inc., entered into an agreement with the Lender, pursuant to which U.S. Holdings will bear the ultimate obligation to repay the outstanding principal amount of the Certificate and be obligated to make quarterly interest payments at three-month LIBOR plus a fixed spread. SLF Inc. has fully guaranteed the obligation of U.S. Holdings. The structured entity issued additional certificates after the initial issuance, totaling to US$515, none of which were issued during 2019 and 2018. Total collateral posted per the financing agreement was US$nil as at December 31, 2019 and 2018.

The maximum capacity of this agreement is US$2,500. The agreement expires on November 8, 2037 and the maturity date may be extended annually for additional one-year periods upon the mutual agreement of the parties, provided such date is not beyond November 8, 2067. The agreement can be cancelled or unwound at the option of U.S. Holdings in whole or in part from time to time, or in whole under certain events.

For the year ended December 31, 2019, we recorded $64 of interest expense relating to this obligation ($57 in 2018). The fair value of the obligation is $1,874 ($1,879 in 2018). The fair value is determined by discounting the expected future cash flows using a current market interest rate adjusted by SLF Inc.’s credit spread and is categorized in Level 3 of the fair value hierarchy.